OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment, Net	$ 641	$ 749
Other property, plant and equipment	1,710	1,819
Total	$ 2,351	$ 2,568